Acquisitions and disposals of subsidiaries, operations, joint operations and equity accounted investments	12 Months Ended
Jun. 30, 2018
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Acquisitions and disposals of subsidiaries, operations, joint operations and equity accounted investments

34    Acquisitions and disposals of subsidiaries, operations, joint operations and equity accounted investments

Acquisitions

There were no material acquisitions made during the years ended 30 June 2018, 2017 and 2016.

Divestments

The Group disposed of the following subsidiaries, operations, joint operations and equity accounted investments during the year ended:

30 June 2018

There were no divestments completed during the year ended 30 June 2018.

30 June 2017

•	BHP Navajo Coal Company

•	IndoMet Coal

30 June 2016

•	Pakistan gas business

•	San Juan Mine

	2018	2017	2016
	US$M	US$M	US$M
Net assets disposed	–	189	153
Gross cash consideration	–	187	168
Less cash and cash equivalents disposed	–	–	(2)

Total consideration	–	187	166

Other effects (1)	–	–	1

Net (loss)/gain on disposal recognised in other income	–	(2)	14

(1)	Other effects include deferred consideration of US$ nil for 30 June 2018 (2017: US$ nil; 2016: US$1 million).